Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
	Environmental rehabilitation obligations
	Long-term environmental obligations comprising decommissioning and restoration are based on the Company’s environmental management plans, in compliance with the current environmental and regulatory requirements.

		$
	The following is a reconciliation of the total liabilities for asset retirement obligations:

	Balance as at December 31, 2010	530
	Additions to liabilities	5
	Liabilities settled	(18)
	Accretion expense	28
	Change in assumptions(1)	140
	Other movements	2
	Translation	(34)
	Balance as at December 31, 2011	653

(1)	Revisions relate to change in mine plans resulting in accelerated cash flows, change in economic assumptions and discount rates, change in design of tailing storage facilities and in methodology following requests from the environmental protection agency. These liabilities are anticipated to unwind beyond the end of the life of mine.

Schedule Of Carrying Amount And Fair Values Of Assets Held In Trust [Table Text Block]

These liabilities mainly relate to obligations at the Company’s active and inactive mines to perform reclamation and remediation activities in order to meet applicable existing environmental laws and regulations.

Certain amounts have been contributed to a rehabilitation trust and environmental protection bond under the Company's control. The monies in the trust and bond are invested primarily in interest bearing debt securities and cash and are included in Other long-term assets in the Company’s consolidated balance sheet. Cash balances held in the trust and bond are classified as restricted cash and are included in Other long-term assets in the Company’s consolidated balance sheet. As at December 31, the carrying amounts and estimated fair values of balances held in the trust and bond were as follows:

	December 31, 2011		December 31, 2010

	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$

Securities	111	114	117	118
Cash	22	22	32	32
	133	136	149	150